Subsequent Events (Details)	Jul. 01, 2022
Viwo Technology Inc.[Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description	Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1, respectively.